Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes, Israel	$ 5,565	$ 9,339	$ 14,703
Income before income taxes, foreign jurisdictions	1,717	2,520	2,871
Income before income taxes	7,282	11,859	17,574
Current taxes, Israel	1,260	1,732	2,400
Current taxes, foreign jurisdictions	506	611	831
Current taxes	1,766	2,343	3,231
Current tax (benefits) expenses relating to prior years, Israel	50	(17)	(73)
Current tax (benefits) expenses relating to prior years, foreign jurisdictions	(198)	(4)	(226)
Current tax (benefits) expenses relating to prior years	(148)	(21)	(299)
Deferred taxes, Israel	8	(904)	(106)
Deferred taxes, foreign jurisdictions	(69)	205	111
Deferred taxes	(61)	(699)	5
Income tax expense	$ 1,557	$ 1,623	$ 2,937